SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Instruments (Details) - shares	Sep. 30, 2025	May 21, 2025
Warrant Instruments
Number of warrants outstanding	14,712,778
Public Warrants
Warrant Instruments
Number of warrants outstanding	7,666,667	0
Private Placement Warrants
Warrant Instruments
Number of warrants outstanding	7,046,111	0